Consolidated Balance Sheets ¥ in Thousands, $ in Thousands		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets
Cash and cash equivalents		¥ 23,473	$ 3,357	¥ 4,150
Accounts receivable, net		248,047	35,470	223,357
Advance to suppliers		32,061	4,586	9,623
Inventories, net		3,199	458
Prepaid expenses and other current assets, net		13,571	1,938	11,069
Total current assets		370,065	52,918	278,162
Non-current assets
Long-term investment		5,000	715
Goodwill		1,656	237
Property and equipment, net		8,963	1,282	16,597
Deferred offering costs				6,122
Operating lease right-of-use assets		3,225	461	2,596
Intangible assets, net		1,185	169	2,134
Total non-current assets		20,029	2,864	27,449
Total assets		390,094	55,782	305,611
Current liabilities
Short-term borrowings		57,043	8,157	31,704
Accounts payable		201,868	28,867	181,096
Accounts payable- a related party		3,899	558	1,089
Contract liabilities		39,240	5,611	940
Accrued expenses and other current liabilities		26,434	3,780	19,138
Lease liability – current		1,153	165	457
Total current liabilities		330,239	47,224	234,653
Non-current liabilities
Deferred tax liabilities, net		170	24	626
Long-term Loan				667
Lease liability – non-current		2,248	321	2,226
Total non-current liabilities		2,418	345	3,519
TOTAL LIABILITIES		332,657	47,569	238,172
Commitments and contingencies (Note 14)
Shareholders’ equity
Additional paid in capital		377,704	54,011	220,285
Accumulated deficit		(328,688)	(47,002)	(155,215)
Accumulated other comprehensive loss		(390)	(56)
Total shareholders’ equity		48,654	6,957	65,097
Non-controlling interests		8,783	1,256	2,342
Total shareholders’ equity		57,437	8,213	67,439
TOTAL LIABILITIES AND EQUITY		390,094	55,782	305,611
Related Party
Current assets
Due from related parties		49,714	7,109	29,963
Current liabilities
Due to related parties		602	86	229
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares value	[1]	4	1	4
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares value	[1]	¥ 24	$ 3	¥ 23

[1]	Ordinary shares and shares data are presented on a retroactive basis to reflect the reorganization (Note 1(b)) and the Share Subdivision and the Share Surrender implemented on July 15, 2024 (Note 13).